FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Schedule of financial assets and liabilities accounted for at fair value on a recurring basis

(In thousands)	Fair Value at
Description	December 31, 2024	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:
Investment in ordinary shares	$2,557	$2,557	$—	$—
Investment in warrants - Designated as investment measured at FVTPL	$66	$—	$66	$—

(In thousands)	Fair Value at
Description	December 31, 2023	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:	$1,675	$1,675	$—	$—
Short term investments:	$12,011	$—	$12,011	$—
Long term investments:
Investment in warrants - Designated as investment measured at FVTPL	$5	$—	$5	$—
Investment in convertible loan - AFS	$296	$—	$—	$296